Marketable Securities: (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 180,986		$ 175,541
Impairment loss		$ (46,629)
Increase in market value	187,668	52,074
Fair value at balance sheet date	$ 368,654	$ 180,986